Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
December 31, 2022
AFF35-NPRT3-0323
1.811337.118
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $3,874,314)	3,890,000	3,875,318

Domestic Equity Funds - 40.6%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	11,380,777	136,114,097
Fidelity Advisor Series Growth Opportunities Fund (c)	10,985,435	96,232,407
Fidelity Advisor Series Small Cap Fund (c)	5,192,390	54,935,490
Fidelity Series All-Sector Equity Fund (c)	5,659,692	49,409,111
Fidelity Series Commodity Strategy Fund (c)	179,443	18,902,489
Fidelity Series Large Cap Stock Fund (c)	12,072,357	199,556,066
Fidelity Series Large Cap Value Index Fund (c)	1,549,250	21,364,151
Fidelity Series Opportunistic Insights Fund (c)	8,252,902	118,099,030
Fidelity Series Small Cap Opportunities Fund (c)	5,740,126	66,987,274
Fidelity Series Stock Selector Large Cap Value Fund (c)	10,549,756	125,542,096
Fidelity Series Value Discovery Fund (c)	8,704,725	128,481,740
TOTAL DOMESTIC EQUITY FUNDS (Cost $916,044,941)		1,015,623,951

International Equity Funds - 35.7%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,783,318	62,804,961
Fidelity Series Emerging Markets Fund (c)	4,000,015	30,960,115
Fidelity Series Emerging Markets Opportunities Fund (c)	17,845,735	278,750,384
Fidelity Series International Growth Fund (c)	11,146,067	158,942,912
Fidelity Series International Small Cap Fund (c)	2,915,162	43,261,010
Fidelity Series International Value Fund (c)	15,796,063	158,434,511
Fidelity Series Overseas Fund (c)	14,600,701	158,563,611
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $835,670,674)		891,717,504

Bond Funds - 22.6%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	299,151	2,303,462
Fidelity Series Emerging Markets Debt Fund (c)	1,785,552	13,105,952
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	497,791	4,325,808
Fidelity Series Floating Rate High Income Fund (c)	224,636	1,972,302
Fidelity Series High Income Fund (c)	1,612,089	12,993,439
Fidelity Series International Credit Fund (c)	153,902	1,185,046
Fidelity Series International Developed Markets Bond Index Fund (c)	7,342,982	61,754,479
Fidelity Series Investment Grade Bond Fund (c)	32,347,077	318,618,709
Fidelity Series Long-Term Treasury Bond Index Fund (c)	24,279,170	142,275,939
Fidelity Series Real Estate Income Fund (c)	554,180	5,231,463
TOTAL BOND FUNDS (Cost $674,321,458)		563,766,599

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	4,678,160	4,679,096
Fidelity Series Government Money Market Fund 4.35% (c)(e)	19,343,244	19,343,244
Fidelity Series Short-Term Credit Fund (c)	3,877	37,022
TOTAL SHORT-TERM FUNDS (Cost $24,059,209)		24,059,362

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,453,970,596)	2,499,042,734
NET OTHER ASSETS (LIABILITIES) - 0.0%	(178,509)
NET ASSETS - 100.0%	2,498,864,225

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	348	Mar 2023	39,079,313	(102,736)	(102,736)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	58	Mar 2023	6,259,922	(46,662)	(46,662)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	112	Mar 2023	15,043,000	32,595	32,595

TOTAL PURCHASED					(116,803)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	105	Mar 2023	20,270,250	566,156	566,156
MSCI EAFE Index Future (United States)	127	Mar 2023	12,378,690	199,531	199,531
MSCI Emerging Markets Index Future (United States)	175	Mar 2023	8,394,750	78,745	78,745

TOTAL SOLD					844,432

TOTAL FUTURES CONTRACTS					727,629
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.6%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,875,318.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,329,769	30,639,623	28,290,296	48,869	47	(47)	4,679,096	0.0%
Total	2,329,769	30,639,623	28,290,296	48,869	47	(47)	4,679,096

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	154,955,626	31,255,236	14,333,034	7,046,832	(2,097,184)	(33,666,547)	136,114,097
Fidelity Advisor Series Growth Opportunities Fund	106,276,427	33,511,735	11,836,422	485,972	(2,931,902)	(28,787,431)	96,232,407
Fidelity Advisor Series Small Cap Fund	70,335,305	8,699,089	11,809,216	5,007,038	(1,587,498)	(10,702,190)	54,935,490
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,943,906	229,809	311,818	144,850	(30,132)	(528,303)	2,303,462
Fidelity Series All-Sector Equity Fund	66,465,075	4,474,066	9,308,280	2,654,517	(1,646,087)	(10,575,663)	49,409,111
Fidelity Series Canada Fund	82,926,364	6,864,417	14,547,532	1,998,616	35,586	(12,473,874)	62,804,961
Fidelity Series Commodity Strategy Fund	44,072,423	24,723,784	26,351,932	20,675,173	(5,195,885)	(18,345,901)	18,902,489
Fidelity Series Emerging Markets Debt Fund	14,487,192	1,413,755	1,187,396	567,833	(140,431)	(1,467,168)	13,105,952
Fidelity Series Emerging Markets Debt Local Currency Fund	4,911,448	166,982	555,463	-	(80,342)	(116,817)	4,325,808
Fidelity Series Emerging Markets Fund	37,314,196	4,622,550	4,991,949	785,567	(848,253)	(5,136,429)	30,960,115
Fidelity Series Emerging Markets Opportunities Fund	336,289,152	38,872,438	47,087,649	6,722,163	(9,390,144)	(39,933,413)	278,750,384
Fidelity Series Floating Rate High Income Fund	2,968,808	395,122	1,261,210	114,083	(150,421)	20,003	1,972,302
Fidelity Series Government Money Market Fund 4.35%	-	23,812,558	4,469,314	111,081	-	-	19,343,244
Fidelity Series High Income Fund	17,837,167	1,144,933	4,096,075	682,849	(480,104)	(1,412,482)	12,993,439
Fidelity Series International Credit Fund	1,347,087	67,296	-	67,296	-	(229,337)	1,185,046
Fidelity Series International Developed Markets Bond Index Fund	49,445,166	22,548,940	4,326,806	457,448	(268,855)	(5,643,966)	61,754,479
Fidelity Series International Growth Fund	189,699,394	19,820,168	24,421,810	5,454,389	(3,381,837)	(22,773,003)	158,942,912
Fidelity Series International Small Cap Fund	52,175,215	4,074,885	3,967,229	2,617,054	(986,874)	(8,034,987)	43,261,010
Fidelity Series International Value Fund	191,587,475	19,574,007	36,063,842	5,341,640	(162,619)	(16,500,510)	158,434,511
Fidelity Series Investment Grade Bond Fund	349,692,135	67,681,540	66,390,821	7,421,305	(4,718,111)	(27,646,034)	318,618,709
Fidelity Series Large Cap Stock Fund	243,838,851	28,960,480	42,201,605	13,254,688	3,835,193	(34,876,853)	199,556,066
Fidelity Series Large Cap Value Index Fund	26,373,112	1,578,879	3,960,962	774,048	894,979	(3,521,857)	21,364,151
Fidelity Series Long-Term Treasury Bond Index Fund	157,411,797	39,651,746	17,181,922	2,949,987	(2,287,650)	(35,318,032)	142,275,939
Fidelity Series Opportunistic Insights Fund	143,210,611	22,668,994	16,414,921	5,633,321	(4,297,287)	(27,068,367)	118,099,030
Fidelity Series Overseas Fund	190,746,630	16,488,654	22,156,540	2,872,527	(2,613,839)	(23,901,294)	158,563,611
Fidelity Series Real Estate Income Fund	10,601,801	843,165	4,729,903	625,332	(313,051)	(1,170,549)	5,231,463
Fidelity Series Short-Term Credit Fund	-	36,869	-	83	-	153	37,022
Fidelity Series Small Cap Opportunities Fund	86,839,117	5,893,629	13,635,631	3,450,698	(1,726,757)	(10,383,084)	66,987,274
Fidelity Series Stock Selector Large Cap Value Fund	155,630,044	16,192,689	28,678,999	8,884,111	831,347	(18,432,985)	125,542,096
Fidelity Series Value Discovery Fund	158,522,424	13,321,464	31,661,176	6,748,669	5,207,430	(16,908,402)	128,481,740
	2,948,903,948	459,589,879	467,939,457	113,549,170	(34,530,728)	(415,535,322)	2,490,488,320

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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